CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2012	2013
	(EUR in millions)
Current accounts with banks	537	374
Cash and similar items	1,135	1,205
Current account with central bank	475	355
Other	10	34
Total	2,157	1,968